Related Party Transactions	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Related Party Transactions

Note 9 – Related Party Transactions

On September 26, 2014, the Company entered into a $2 million convertible promissory note with AVCP, as more fully described in Note 3 above. In October of 2014, Mr. Carl C. Dockery, the principal of AVCP, was appointed a director of the Company. On February 6, 2015, the Company entered into a second convertible promissory note in the aggregate principal amount of $1.5 million, as more fully described in Note 4 above. On June 23, 2015 these notes and accrued but unpaid interest were converted into shares of common stock. In connection with the Debt Conversion and Termination Agreement dated June 23, 2015, the Company issued to AVCP a warrant covering 1,000,000 shares of common stock, as more fully described in Notes 3 and 5.

Only independent directors approve related party transactions. The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.

Note 11 – Related Party Transactions

During the year ended May 31, 2014, the Company paid in cash a note payable to a director of the Company for $500,000 with accrued interest at 15%. The principal and accrued interest were paid in full at the April 11, 2014 maturity date. Interest was payable in the form of shares of common stock not to exceed 150,000 shares at a fixed price of $.50 per share. For the years ended May 31, 2015 and May 31, 2014, the Company recorded approximately $ 0 and $64,700 in interest expense, respectively, and issued a total of 150,000 shares.

On September 26, 2014, the Company entered into a $2 million convertible promissory note with AVCP, as more fully described in Note 4 above. In October of 2014, Mr. Carl C. Dockery, the principal of AVCP was appointed a director of the Company. On February 6, 2015, the Company entered into a second convertible promissory note in the aggregate principal amount of $1.5 million, as more fully described in Note 4 above.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.